COMMITMENTS - DSI Agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	$ 26,600
Intangible assets	87,879	$ 16,927
Movantik
Disclosure of classes of share capital [line items]
Intangible assets	12,500
Present value of future milestone payments	10,500
Movantik | AstraZeneca AB
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	$ 15,500
Movantik | DSI | ADSs
Disclosure of classes of share capital [line items]
Number of shares issued	283,387
Financial component of issuance of stock	$ 2,000
Less than 1 year | Movantik | DSI
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	5,100
July 2022 | Movantik | DSI
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	5,000
July 2023 | Movantik | DSI
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	$ 5,000